Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Basic and diluted weighted average number of shares outstanding (in shares)	61,716,065	38,940,252	37,248,710
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	11,680,830	42,338,979	40,487,160
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	11,204,026	15,031,388	12,737,893
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	428,566	0	0
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	48,238	148,314	589,990
Convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	0	27,159,277	27,159,277